Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Line Items]
Property and equipment gross	$ 10,382,358	$ 10,360,927
Less: Accumulated depreciation	(1,759,826)	(1,495,908)
Total	8,622,532	8,865,019
Compute equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment gross	172,589	172,589
Infrastructure equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment gross	5,787,459	5,787,460
Leasehold improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment gross	2,867,776	2,846,345
Transformers [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment gross	$ 1,554,534	1,554,533
Successor [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment gross		10,360,927	$ 7,990,000
Less: Accumulated depreciation		(1,495,908)	(633,603)
Total		8,865,019	7,356,397
Successor [Member] | Compute equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment gross		172,589	164,751
Successor [Member] | Infrastructure equipment [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment gross		5,787,460	3,424,371
Successor [Member] | Leasehold improvements [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment gross		2,846,345	2,846,345
Successor [Member] | Transformers [Member]
Property, Plant, and Equipment [Line Items]
Property and equipment gross		$ 1,554,533	$ 1,554,533